Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

20. COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company entered into various operating lease agreements that expire over various years in the next 7 years. The Company’s Milan office lease contains an option to renew the lease for 6 years under terms and conditions set forth in the lease agreement. Certain of the Company’s leases contain provisions for rental adjustments. Operating lease rentals are expensed on a straight-line basis over the life of the lease beginning on the date the Company takes possession of the property. Rent expense was $940,000 and $307,000 for the years ended December 31, 2019 and 2018, respectively.

Future minimum lease payments under operating leases as of December 31, 2019 are as follows (in thousands):

As of December 31, 2019
2020	$636
2021	519
2022	506
2023	393
2024	314
2025 and thereafter	424
Total Minimum Lease Payments	$2,792

Contingencies

As of December 31, 2019, the Company had contingent liabilities of $132,000, relating to a tax appeal of Solutions Infini for which no provision was recognized as its occurrence was deemed remote.